Credit Facilities, Long-Term Debt and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of borrowings outstanding
The amounts outstanding are as follows:

As at Dec. 31				2024			2023
	Segment	Maturity	Currency	Carrying value	Face value	Interest(1)	Carrying value	Face value	Interest
Credit facilities
Committed syndicated bank facility(2)	Corporate	2028	CAD	143	145	5.3%	—	—	—%
Term Facility	Corporate	2025	CAD	400	400	5.6%	397	400	7.4%
Debentures
7.3% Medium term notes	Corporate	2029	CAD	110	110	7.3%	110	110	7.3%
6.9% Medium term notes	Corporate	2030	CAD	141	141	6.9%	141	141	6.9%
Senior notes(3)
7.8% Senior notes(4)	Corporate	2029	USD	569	575	7.8%	520	528	7.8%
6.5% Senior notes	Corporate	2040	USD	426	431	6.5%	391	396	6.5%
Non-recourse
Melancthon Wolfe Wind LP bond	Wind & Solar	2028	CAD	133	134	3.8%	168	169	3.8%
New Richmond Wind LP bond	Wind & Solar	2032	CAD	93	94	4.0%	103	104	4.0%
Kent Hills Wind LP bond	Wind & Solar	2033	CAD	179	182	4.5%	193	196	4.5%
Windrise Wind LP bond	Wind & Solar	2041	CAD	157	160	3.4%	164	167	3.4%
Pingston bond	Hydro	2043	CAD	39	39	6.2%	39	39	6.2%
TAPC Holdings LP bond (Poplar Creek)	Gas	2030	CAD	75	76	8.3%	85	86	9.4%
TEC Hedland PTY Ltd bond(5)	Gas	2042	AUD	675	683	4.1%	691	699	4.1%
Heartland term facility	Corporate	2027	CAD	224	224	6.6%	—	—	—%
Recourse
TransAlta OCP LP bond	Gas	2030	CAD	192	193	4.5%	217	218	4.5%
Tax equity financing
Big Level & Antrim(6)	Wind & Solar	2029	USD	90	94	6.6%	91	97	6.6%
Lakeswind(7)	Wind & Solar	2027	USD	7	7	10.5%	10	10	10.5%
North Carolina Solar(8)	Wind & Solar	2028	USD	4	4	7.3%	3	3	7.3%
Total long-term debt				3,657	3,692		3,323	3,363
Lease liabilities				151			143
Total long-term debt and lease liabilities				3,808			3,466
Less: current portion of long-term debt				(567)			(526)
Less: current portion of lease liabilities				(5)			(6)
Total current long-term debt and lease liabilities				(572)			(532)
Total non-current credit facilities, long-term debt and lease liabilities				3,236			2,934
(1)Interest rate reflects the stipulated rate or the average rate weighted by principal amounts outstanding and is before the effect of hedging.
(2)Composed of swing line loans and other commercial borrowings under long-term committed credit facilities.
(3)U.S. face value at Dec. 31, 2024, is US$700 million (2023 — US$700 million).
(4)The effective interest rate for the Senior Notes is 5.98 per cent after the effects of gains realized on settled interest rate hedging instruments.
(5)AU face value at Dec. 31, 2024, is AU$761 million (2023 — AU$773 million).
(6)U.S. face value at Dec. 31, 2024, is US$65 million (2023 — US$73 million).
(7)U.S. face value at Dec. 31, 2024, is US$5 million (2023 — US$8 million).
(8)U.S. face value at Dec. 31, 2024, is US$3 million (2023 — US$2 million).
The Company's credit facilities are summarized in the table below:

As at Dec. 31, 2024		Utilized
Credit facilities	Facility size	Outstanding letters of credit(1)	Cash drawings	Available capacity	Maturity date
Committed
Syndicated credit facility	1,950	456	145	1,349	Q2 2028
Bilateral credit facilities	240	161	—	79	Q2 2026
Term Facility	400	—	400	—	Q3 2025
Heartland Credit Facilities	276	14	224	38	Q4 2027
Heartland EDC letter of credit facility	50	14	—	36	Q1 2025
Total committed	2,916	645	769	1,502
Non-committed
Demand facilities	400	220	—	180	N/A
Total Non-committed	400	220	—	180
(1)TransAlta has obligations to issue letters of credit and cash collateral to secure potential liabilities to certain parties, including those related to potential environmental obligations, commodity risk management and hedging activities, pension plan obligations, construction projects and purchase obligations. Letters of credit drawn against the non-committed facilities reduce the available capacity under the committed syndicated credit facilities. At Dec. 31, 2024, TransAlta provided cash collateral of $124 million.

Disclosure of principal repayments

	2025	2026	2027	2028	2029	2030 and thereafter	Total
Principal repayments(1)	566	169	331	309	824	1,493	3,692
Lease liabilities	4	5	5	5	5	127	151
(1)Excludes impact of hedge accounting and derivatives.